Securities Available for Sale (Parenthetical) (Detail) (Equity Securities, Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Equity Securities, Other
Schedule of Available-for-sale Securities [Line Items]
Federal Home Loan Bank (FHLB) of Atlanta stock (par value)	$ 342	$ 298
Federal Reserve Bank stock (par value)	398	391
Mutual fund investments (par value)	$ 187	$ 197